Share-based compensation - Disclosure of expenses of share-based payments arrangements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	€ (8,656)	€ 14,509	€ 6,328
Stock option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	1,916	646	1,182
Free convertible preferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	0	652	1,266
Free ordinary shares program
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	719	1,334	1,563
Equity warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	0	0	0
Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	€ (11,291)	€ 11,877	€ 2,317